Vessel Operating and Supervision Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Vessel Operating and Supervision Costs
Crew and vessel management employee costs	$ 107,639	$ 103,936	$ 89,463
Technical maintenance expenses	36,844	37,996	39,369
Other vessel operating expenses	26,108	24,500	19,403
Total	$ 170,591	$ 166,432	$ 148,235